Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

Notes on the Accounts continued

10 Property, plant and equipment

	2017

	Freehold property £m	Leasehold property £m	Plant and equipment £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,163	239	5,022	725	7,149

Accumulated depreciation and impairment	(360)	(116)	(2,991)	(21)	(3,488)

Net book value at 1 January	803	123	2,031	704	3,661

Differences on exchange	(33)	(11)	(117)	(49)	(210)

Additions

– acquisitions (note 24)	349	4	626	62	1,041

– separately acquired	23	–	47	753	823

Reallocations	(5)	35	523	(553)	–

Depreciation	(29)	(7)	(352)	–	(388)

Impairment	(1)	(1)	(10)	–	(12)

Disposals	(4)	–	(12)	–	(16)

Net reclassifications as held-for-sale	(17)	–	–	–	(17)

31 December

Cost	1,455	267	5,552	917	8,191

Accumulated depreciation and impairment	(369)	(124)	(2,816)	–	(3,309)

Net book value at 31 December	1,086	143	2,736	917	4,882

10 Property, plant and equipment continued

	2016

	Freehold property £m	Leasehold property £m	Plant and equipment £m	Assets in the course of construction £m	Total £m

1 January

Cost	944	256	3,976	617	5,793

Accumulated depreciation and impairment	(288)	(126)	(2,343)	(15)	(2,772)

Net book value at 1 January	656	130	1,633	602	3,021

Differences on exchange	79	6	263	77	425

Additions

– separately acquired	13	4	168	470	655

Reallocations	76	6	358	(440)	–

Depreciation	(20)	(9)	(308)	–	(337)

Impairment	-	(5)	(71)	(4)	(80)

Disposals	3	(4)	(11)	(1)	(13)

Net reclassifications as held-for-sale	(4)	(5)	(1)	–	(10)

31 December

Cost	1,163	239	5,022	725	7,149

Accumulated depreciation and impairment	(360)	(116)	(2,991)	(21)	(3,488)

Net book value at 31 December	803	123	2,031	704	3,661

Net book value of assets held under finance leases for 2017 was £29 million (2016: £27 million).

In 2017, the Group’s finance lease arrangements relate principally to lease of tobacco vending machines and building by the Group’s subsidiary in Japan and Peru respectively. For 2016, the Group's finance lease arrangements related principally to the lease of vehicles and tobacco vending machines by the Group's subsidiaries in Canada and Japan respectively. Assets held under finance leases are secured under finance lease obligations included in note 20.

10 Property, plant and equipment continued

As explained in note 12, contributions to the British American Tobacco UK Pension Fund are secured by a charge over the Group’s Head Office (Globe House). Globe House is included in freehold property above with a carrying value of £187 million (2016: £188 million).

	2017 £m	2016 £m

Cost of freehold land within freehold property on which no depreciation is provided	253	202

Leasehold property comprises

– net book value of long leasehold	104	80

– net book value of short leasehold	39	43

	143	123

Contracts placed for future expenditure	85	29

BAT Annual Report and Form 20-F 2017	1